SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION (Details) - South Korean [Member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Exchange rate	1,346.42	1,302.31
Average exchange rate	1,319.86	1,309.20